COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company is subject to various pending or threatened legal actions and proceedings, including those that arise in the ordinary course of its business, which may include breach of contract disputes and stockholder litigation. Such actions and proceedings are subject to many uncertainties and to outcomes that are not predictable with assurance and that may not be known for extended periods of time. The Company records a liability in its consolidated financial statements for costs related to claims, including future legal costs, settlements and judgments, when the Company has assessed that a loss is probable and an amount can be reasonably estimated. If the reasonable estimate of a probable loss is a range, the Company records the most probable estimate of the loss or the minimum amount when no amount within the range is a better estimate than any other amount. The Company discloses a contingent liability even if the liability is not probable or the amount is not estimable, or both, if there is a reasonable possibility that a material loss may have been incurred. In the opinion of management, as of the date hereof, the amount of liability, if any, with respect to these matters, individually or in the aggregate, will not materially affect the Company’s consolidated results of operations, financial position or cash flows.

On January 31, 2025, D. Boral Capital LLC (“Boral”) filed a lawsuit against the Company in the Supreme Court of the State of New York, alleging that the Company failed to pay $538,000 compensation on account of security offerings. Boral provided services to Mobiv who consummated the business combination with the Company. Boaral claims entitlement to compensation if there is an equity linked offering consummated by Mobiv or a successor to Mobiv. Mobiv did not commence an offering. Srivaru consummated an equity linked offering. Boral alleges Srivaru was a successor to Mobiv so the obligation to pay was triggered. Srivaru has pled that it is not a successor to Mobiv and thus there is no obligation to pay. Srivaru purchased assets of Mobiv but did not assume any Mobiv liabilities. Initial pleadings have been filed by the Company. Discovery is taking place. Srivaru and Mobiv still have to receive paper discovery from Boral and take deposition of Defendant

On February 13, 2025, Sabby Volatility Warrant Master Fund Ltd (“Sabby”) filed a lawsuit against the Company in the Supreme Court of the State of New York, alleging that the Company failed to deliver 989,576 number of shares for warrant exercises based on VVWAP reset. Sabby sued the Company and directors and past directors of the Company in connection with Srivaru’s denial of Sabby request to issue 989,576 Shares of Srivaru common stock. Sabby also seek liquidated damages of $120,000 per week until shares are delivered and recovery of attorney’s fees per the Warrant terms. Srivaru denies liability stating that Sabby is not entitled to 989,576 Shares because Sabby’s calculation of the amount of exercisable Shares did not comply with the terms of Warrant/Contract on which the Shares were demanded. Srivaru countersued for damages caused by Sabby wrongful demand to exercise 989,576 Shares, when Sabby did not have a right to that many Shares. A motion to dismiss Srivaru’s Counterclaims has been filed. Four directors or past directors have filed a motion to dismiss for lack of personal jurisdiction.

Exchange Agreements.

At the Closing, certain shareholders of SRIVARU Motors Private Limited , a private limited company organized under the laws of India and a majority-owned subsidiary of SVH (“SVM India”) had entered into exchange agreements (the “Exchange Agreements”) with SVH, pursuant to which, among other things, such shareholders of SVM India will have a right to transfer one or more of the shares owned by them in SVM India to SVH in exchange for the delivery of SVH Shares or cash payment, subject to the terms and conditions set forth in the Exchange Agreements.